Expense Example - VIPTargetVolatilityPortfolio-ServiceService2PRO - VIPTargetVolatilityPortfolio-ServiceService2PRO - VIP Target Volatility Portfolio	Apr. 29, 2024 USD ($)
VIP Target Volatility Portfolio - Service Class
Expense Example:
1 year	$ 66
3 years	235
5 years	424
10 years	971
VIP Target Volatility Portfolio - Service Class 2
Expense Example:
1 year	82
3 years	283
5 years	506
10 years	$ 1,148